Equity Investments (Details) - Schedule of Continuity of Equity Investments - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair value [Member]
Equity Investments (Details) - Schedule of Continuity of Equity Investments [Line Items]
Balance beginning	$ 283,081	$ 496,741
Balance, ending	56,539	283,081
Proceeds on disposal	(312,340)
Change in fair value	92,877	(198,031)
Foreign exchange impact	(7,079)	(15,629)
Accumulated mark-to- market gain included in deficit [Member]
Equity Investments (Details) - Schedule of Continuity of Equity Investments [Line Items]
Balance beginning	3,792,631	3,990,662
Balance, ending	3,885,508	3,792,631
Proceeds on disposal
Change in fair value	92,877	(198,031)
Foreign exchange impact